Organization, Description of Business, and Liquidity and Going Concern (Details Narrative) (Allied Integral United Inc) - USD ($)		12 Months Ended
	Jul. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018
Number of shares issued convertible debt	1,181,429
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001
Accumulated deficit		$ (331,930,000)	$ (328,973,000)
Allied Integral United Inc [Member]
Entity incorporation, date of incorporation		Dec. 20, 2017
Preferred stock, par value		$ 0.01	$ 0.01		$ 0.01
Accumulated deficit		$ (45,522,908)	$ (22,798,067)
Allied Integral United Inc [Member] | Series A Convertible Preferred Stock [Member]
Number of shares issued convertible debt		8,076,885
Debt convertible percentage		6.75%
Preferred stock, par value		$ 0.01